Debentures (Details) - Schedule of debentures - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debentures (Details) - Schedule of debentures [Line Items]
Par Value	$ 244,390	$ 205,590
Unamortized debt premium (discount) and issuance costs, net	(619)	(833)
Current maturities	40,701	29,346
Total long-term debentures, net of current maturities	203,070	175,411
Short-term accrued interest	753	2,016
Total short-term and long-term debentures	$ 244,524	$ 206,773
Formula’s Series A Secured Debentures (2.8%) [Member]
Debentures (Details) - Schedule of debentures [Line Items]
Effective Interest rate	2.40%	2.40%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency	NIS 136,844	NIS 171,056
Par Value	$ 42,564	$ 49,497
Unamortized debt premium (discount) and issuance costs, net	365	519
Current maturities	10,641	9,899
Total long-term debentures, net of current maturities	32,288	40,117
Short-term accrued interest	589	686
Total short-term and long-term debentures	$ 43,518	$ 50,702
Formula’s Series C Secured Debentures (2.3%) [Member]
Debentures (Details) - Schedule of debentures [Line Items]
Effective Interest rate	2.50%	2.50%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency	NIS 267,000	NIS 300,000
Par Value	$ 83,048	$ 86,806
Unamortized debt premium (discount) and issuance costs, net	(678)	(813)
Current maturities	10,264	9,549
Total long-term debentures, net of current maturities	72,106	76,444
Short-term accrued interest	158	163
Total short-term and long-term debentures	$ 82,528	$ 86,156
Sapiens’ Series B Debentures (3.37%) [Member]
Debentures (Details) - Schedule of debentures [Line Items]
Effective Interest rate	3.30%	3.69%
Currency	NIS (Linked to fix rate of USD)	NIS (Linked to fix rate of USD)
Par value in issuance currency	NIS 350,000	NIS 245,000
Par Value	$ 118,778	$ 69,287
Unamortized debt premium (discount) and issuance costs, net	(306)	(539)
Current maturities	19,796	9,898
Total long-term debentures, net of current maturities	98,676	58,850
Short-term accrued interest	6	1,167
Total short-term and long-term debentures	$ 118,478	$ 69,915